Property, Plant and Equipment - Net (Tables)	12 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment - Net
Property, plant and equipment — net consisted of the following (in thousands):

	As of September 30,
	2020	2019
Land and improvements	$2,758	$2,758
Buildings and improvements	71,059	67,770
Capital lease – building	2,021	2,021
Capital lease – manufacturing equipment	1,026	1,026
Capital lease – vehicles	3,782	3,835
Manufacturing equipment	306,036	254,570
Computer equipment	24,927	22,733
Furnitures and fixtures	5,689	5,409
Vehicles	465	339

Total property, plant and equipment	417,763	360,461
Construction in progress	54,412	16,453

	472,175	376,914
Accumulated depreciation	(210,401)	(168,220)

Total property, plant and equipment – net	$261,774	$208,694